Marketable Securities and Investments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Maximum	Mar. 31, 2012 Corporate debt securities Investment	Mar. 31, 2012 Other securities Investment	Mar. 31, 2012 Subsidiaries USD ($)	Mar. 31, 2012 Subsidiaries JPY (¥)	Mar. 31, 2011 Subsidiaries JPY (¥)	Mar. 31, 2010 Subsidiaries JPY (¥)
Schedule of Available-for-sale Securities [Line Items]
Number of available-for-sale and held-to-maturity securities in a continuous unrealized losses position						6	8
Severity of decline, available-for-sale and held-to-maturity securities in a continuous unrealized losses position					22.20%
Gain recognized on exchange of marketable securities	$ 485	¥ 40,000		¥ 6,000				$ 49	¥ 4,000	¥ 13,000	¥ 33,000
Other than temporary impairment charges on available-for-sale securities	9,987	823,000	1,366,000	1,445,000
Marketable trading securities, fair value								5,109	421,000	278,000
Recorded gain on trading securities								182	15,000	55,000
Investments	413,348	34,064,000	32,685,000					1,177	97,000	99,000
Cost-method securities, nonmarketable equity securities accounted for using cost method, fair value	37,374	3,080,000	3,102,000
Other-than-temporary impairment charges on nonmarketable securities	$ 97	¥ 8,000	¥ 219,000	¥ 15,000